Schedule of Investments(a)
Invesco Nasdaq Biotechnology ETF (IBBQ)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Biotechnology-78.68%
4D Molecular Therapeutics, Inc.(b)	816	$6,193
89bio, Inc.(b)	496	1,493
Abcam PLC, ADR (United Kingdom)(b)	630	9,362
AC Immune S.A. (Switzerland)(b)(c)	2,001	6,283
Acadia Pharmaceuticals, Inc.(b)(c)	4,038	65,214
Achilles Therapeutics PLC, ADR (United Kingdom)	974	2,435
Acumen Pharmaceuticals, Inc.(b)	990	3,505
Adaptimmune Therapeutics PLC, ADR(b)	3,455	4,975
Adicet Bio, Inc.(b)	978	11,560
ADMA Biologics, Inc.(b)(c)	4,918	10,082
Adverum Biotechnologies, Inc.(b)	2,391	2,145
Aeglea BioTherapeutics, Inc.(b)	1,235	1,951
Aerovate Therapeutics, Inc.(b)(c)	602	7,314
Affimed N.V. (Germany)(b)	3,719	11,529
Agios Pharmaceuticals, Inc.(b)	1,370	26,674
Akebia Therapeutics, Inc.(b)	4,391	1,624
Akero Therapeutics, Inc.(b)	879	7,595
Akouos, Inc.(b)(c)	849	2,649
Alaunos Therapeutics, Inc.(b)	5,223	2,704
Alector, Inc.(b)(c)	2,068	18,323
Aligos Therapeutics, Inc.(b)(c)	977	1,260
Alkermes PLC(b)	4,074	121,609
Allakos, Inc.(b)	1,365	4,095
Allogene Therapeutics, Inc.(b)(c)	3,596	28,516
Allovir, Inc.(b)	1,642	6,355
Alnylam Pharmaceuticals, Inc.(b)	3,018	379,664
Alpine Immune Sciences, Inc.(b)	730	6,789
Altimmune, Inc.(b)	976	4,939
ALX Oncology Holdings, Inc.(b)	1,023	7,846
Amarin Corp. PLC, ADR (Ireland)(b)	9,920	14,384
Amgen, Inc.	8,981	2,305,782
Amicus Therapeutics, Inc.(b)	7,042	53,660
AnaptysBio, Inc.(b)(c)	691	13,122
Anavex Life Sciences Corp.(b)(c)	1,917	17,464
Annexon, Inc.(b)	956	3,002
Apellis Pharmaceuticals, Inc.(b)	2,465	102,174
Applied Molecular Transport, Inc.(b)(c)	964	3,191
Applied Therapeutics, Inc.(b)	637	917
Arbutus Biopharma Corp.(b)	3,396	8,252
Arcturus Therapeutics Holdings, Inc.(b)(c)	668	13,280
Arcutis Biotherapeutics, Inc.(b)(c)	1,266	26,434
Argenx SE, ADR (Netherlands)(b)	693	214,345
Arrowhead Pharmaceuticals, Inc.(b)	2,649	88,371
Ascendis Pharma A/S, ADR (Denmark)(b)	1,394	117,807
Atara Biotherapeutics, Inc.(b)	2,353	12,236
Athenex, Inc.(b)	2,649	1,268
Aurinia Pharmaceuticals, Inc. (Canada)(b)	3,563	40,191
Autolus Therapeutics PLC, ADR (United Kingdom)	1,449	3,970
Avidity Biosciences, Inc.(b)(c)	1,186	16,521
Avrobio, Inc.(b)	1,041	1,012
Beam Therapeutics, Inc.(b)(c)	1,719	60,474
BeiGene Ltd., ADR (China)(b)(c)	1,248	171,251
BELLUS Health, Inc. (Canada)(b)	2,677	21,255
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)	641	10,250
BioAtla, Inc.(b)(c)	903	2,176
BioCryst Pharmaceuticals, Inc.(b)(c)	4,631	43,115
Biogen, Inc.(b)	3,684	736,800
BioMarin Pharmaceutical, Inc.(b)	4,619	347,025
	Shares	Value
Biotechnology-(continued)
Biomea Fusion, Inc.(b)(c)	723	$3,969
BioNTech SE, ADR (Germany)(b)	2,213	361,516
Black Diamond Therapeutics, Inc.(b)(c)	882	1,491
Bluebird Bio, Inc.(b)(c)	1,760	5,632
Blueprint Medicines Corp.(b)	1,482	81,510
Bolt Biotherapeutics, Inc.(b)	902	1,533
Bridgebio Pharma, Inc.(b)(c)	3,717	25,387
Brooklyn ImmunoTherapeutics, Inc.(b)(c)	1,266	849
C4 Therapeutics, Inc.(b)(c)	1,217	8,835
Cabaletta Bio, Inc.(b)	722	924
Candel Therapeutics, Inc.(b)	724	2,729
Caribou Biosciences, Inc.(b)	1,512	12,595
Cellectis S.A., ADR (France)(b)	497	1,799
Centessa Pharmaceuticals PLC, ADR(b)	471	2,120
Century Therapeutics, Inc.(b)(c)	1,370	11,905
ChemoCentryx, Inc.(b)	1,758	39,151
Chimerix, Inc.(b)	2,189	4,115
Chinook Therapeutics, Inc.(b)(c)	1,326	20,129
Clovis Oncology, Inc.(b)(c)	3,580	2,489
Codiak Biosciences, Inc.(b)(c)	574	1,601
Cogent Biosciences, Inc.(b)	1,162	5,357
Coherus Biosciences, Inc.(b)(c)	1,950	14,313
Compass Pathways PLC, ADR (United Kingdom)(b)	574	5,218
Connect Biopharma Holdings Ltd., ADR (China)(b)	1,203	962
Cortexyme, Inc.(b)	734	1,901
Corvus Pharmaceuticals, Inc.(b)	1,134	1,168
Crinetics Pharmaceuticals, Inc.(b)	1,344	22,512
CRISPR Therapeutics AG (Switzerland)(b)(c)	1,944	112,849
Cullinan Oncology, Inc.(b)	1,090	11,652
CureVac N.V. (Germany)(b)(c)	4,704	88,435
Curis, Inc.(b)(c)	2,308	1,764
Cyteir Therapeutics, Inc.(b)(c)	866	1,645
Cytokinetics, Inc.(b)	2,129	84,947
CytomX Therapeutics, Inc.(b)	1,613	2,597
Day One Biopharmaceuticals, Inc.(b)(c)	1,563	9,722
Decibel Therapeutics, Inc.(b)	612	1,346
Deciphera Pharmaceuticals, Inc.(b)	1,667	18,070
Denali Therapeutics, Inc.(b)(c)	3,096	75,202
Design Therapeutics, Inc.(b)(c)	1,400	17,472
Dyne Therapeutics, Inc.(b)	1,300	6,253
Eagle Pharmaceuticals, Inc.(b)(c)	313	14,617
Editas Medicine, Inc.(b)(c)	1,711	19,488
Eiger BioPharmaceuticals, Inc.(b)(c)	1,086	7,537
Enanta Pharmaceuticals, Inc.(b)	518	20,684
Epizyme, Inc.(b)	3,960	1,663
Erasca, Inc.(b)(c)	3,049	16,526
Evelo Biosciences, Inc.(b)(c)	1,335	2,804
Exelixis, Inc.(b)	8,038	147,337
Fate Therapeutics, Inc.(b)(c)	2,427	56,064
FibroGen, Inc.(b)(c)	2,348	23,104
Forma Therapeutics Holdings, Inc.(b)	1,201	6,834
Frequency Therapeutics, Inc.(b)	851	953
G1 Therapeutics, Inc.(b)(c)	1,086	5,278
Galapagos N.V., ADR (Belgium)(b)	322	17,713
Gamida Cell Ltd. (Israel)(b)	1,485	3,237
Generation Bio Co.(b)	1,440	8,093
Genmab A/S, ADR (Denmark)(b)	1,088	32,912
Geron Corp.(b)	9,444	13,033
Gilead Sciences, Inc.	30,983	2,009,248
Global Blood Therapeutics, Inc.(b)	1,626	40,552
Gossamer Bio., Inc.(b)(c)	1,926	13,578
See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Biotechnology-(continued)
Gracell Biotechnologies, Inc., ADR (China)(b)	1,484	$4,882
Graphite Bio, Inc.(b)(c)	1,464	3,440
Grifols S.A., ADR (Spain)	2,904	37,404
Gritstone bio, Inc.(b)	1,722	3,478
Halozyme Therapeutics, Inc.(b)	3,469	159,505
Harpoon Therapeutics, Inc.(b)(c)	789	1,625
Homology Medicines, Inc.(b)(c)	1,391	2,045
Horizon Therapeutics PLC(b)	5,694	510,695
Humacyte, Inc.(b)(c)	2,599	14,113
Icosavax, Inc.(b)(c)	976	6,627
Ideaya Biosciences, Inc.(b)(c)	959	10,693
IGM Biosciences, Inc.(b)	658	11,041
I-Mab, ADR (China)(b)(c)	1,241	10,797
Imago Biosciences, Inc.(b)(c)	835	13,494
Immuneering Corp., Class A(b)(c)	631	2,827
Immunic, Inc.(b)	706	4,377
ImmunityBio, Inc.(b)(c)	9,997	37,589
ImmunoGen, Inc.(b)	5,537	20,265
Immunovant, Inc.(b)	2,928	12,415
Impel Pharmaceuticals Inc.(b)(c)	567	3,907
Incyte Corp.(b)	5,561	422,024
Infinity Pharmaceuticals, Inc.(b)	2,152	1,447
Inhibrx, Inc.(b)(c)	975	12,743
Inovio Pharmaceuticals, Inc.(b)(c)	5,282	9,877
Insmed, Inc.(b)	2,977	56,027
Instil Bio, Inc.(b)(c)	3,246	19,492
Intellia Therapeutics, Inc.(b)	1,873	86,420
Intercept Pharmaceuticals, Inc.(b)(c)	727	13,159
Ionis Pharmaceuticals, Inc.(b)	3,564	130,157
Iovance Biotherapeutics, Inc.(b)	3,955	26,696
Ironwood Pharmaceuticals, Inc.(b)(c)	4,008	45,170
iTeos Therapeutics, Inc.(b)	887	15,523
IVERIC bio, Inc.(b)(c)	2,907	30,349
Janux Therapeutics, Inc.(b)(c)	1,052	11,709
Jounce Therapeutics, Inc.(b)	1,292	5,000
KalVista Pharmaceuticals, Inc.(b)	603	5,361
Kamada Ltd. (Israel)(b)	1,123	5,065
Karuna Therapeutics, Inc.(b)(c)	747	77,927
Karyopharm Therapeutics, Inc.(b)(c)	1,899	11,926
Keros Therapeutics, Inc.(b)	580	19,604
Kezar Life Sciences, Inc.(b)(c)	1,424	7,191
Kiniksa Pharmaceuticals Ltd., Class A(b)	850	6,511
Kinnate Biopharma, Inc.(b)	1,091	8,663
Kodiak Sciences, Inc.(b)	1,306	9,455
Kronos Bio, Inc.(b)(c)	1,428	5,312
Krystal Biotech, Inc.(b)	634	37,330
Kura Oncology, Inc.(b)	1,679	22,096
Kymera Therapeutics, Inc.(b)	1,306	18,637
Larimar Therapeutics, Inc.(b)	410	1,058
Leap Therapeutics, Inc.(b)	2,139	2,310
Legend Biotech Corp., ADR(b)	1,344	56,838
Lexicon Pharmaceuticals, Inc.(b)	3,745	6,629
Ligand Pharmaceuticals, Inc.(b)(c)	413	36,720
Lyell Immunopharma, Inc.(b)(c)	6,038	24,997
MacroGenics, Inc.(b)	1,545	5,361
Madrigal Pharmaceuticals, Inc.(b)(c)	414	27,485
Magenta Therapeutics, Inc.(b)	1,470	1,705
MannKind Corp.(b)(c)	6,328	26,451
MeiraGTx Holdings PLC(b)(c)	1,113	9,338
Mereo Biopharma Group PLC, ADR (United Kingdom)	2,931	1,481
Mersana Therapeutics, Inc.(b)	2,461	8,220
	Shares	Value
Biotechnology-(continued)
Merus N.V. (Netherlands)(b)	1,084	$20,119
Mirati Therapeutics, Inc.(b)	1,395	54,628
Mirum Pharmaceuticals, Inc.(b)(c)	772	18,057
Moderna, Inc.(b)	9,955	1,446,760
Molecular Templates, Inc.(b)(c)	1,374	1,358
Monte Rosa Therapeutics, Inc.(b)(c)	1,174	9,087
Morphic Holding, Inc.(b)(c)	941	22,057
Mustang Bio, Inc.(b)	2,258	1,457
Myriad Genetics, Inc.(b)(c)	2,009	38,653
Neoleukin Therapeutics, Inc.(b)	1,028	1,028
Neurocrine Biosciences, Inc.(b)	2,392	223,628
NextCure, Inc.(b)	707	2,757
Nkarta, Inc.(b)(c)	1,208	17,431
Novavax, Inc.(b)(c)	1,900	105,127
Nurix Therapeutics, Inc.(b)(c)	1,122	11,321
Nuvalent, Inc., Class A(b)(c)	1,074	9,516
ObsEva S.A. (Switzerland)(c)	2,071	3,749
Olema Pharmaceuticals, Inc.(b)	987	2,823
Omega Therapeutics, Inc.(b)(c)	1,214	2,756
Oncocyte Corp.(b)	2,251	2,431
Oncorus, Inc.(b)	629	749
ORIC Pharmaceuticals, Inc.(b)	986	3,293
Ovid therapeutics, Inc.(b)	1,713	2,895
Oyster Point Pharma, Inc.(b)	676	2,657
Passage Bio, Inc.(b)	1,354	2,437
PMV Pharmaceuticals, Inc.(b)(c)	1,141	13,418
Poseida Therapeutics, Inc.(b)	1,580	3,587
Praxis Precision Medicines, Inc.(b)(c)	1,144	9,495
Precigen, Inc.(b)	5,197	6,964
Precision BioSciences, Inc.(b)	1,487	2,498
Prelude Therapeutics, Inc.(b)(c)	1,196	5,023
Prometheus Biosciences, Inc.(b)	972	25,330
ProQR Therapeutics N.V. (Netherlands)(b)	1,740	1,148
Protagonist Therapeutics, Inc.(b)	1,208	10,582
Prothena Corp. PLC (Ireland)(b)(c)	1,179	32,104
PTC Therapeutics, Inc.(b)	1,797	52,778
Puma Biotechnology, Inc.(b)	998	1,936
Radius Health, Inc.(b)(c)	1,200	7,596
Rallybio Corp.(b)	816	11,098
RAPT Therapeutics, Inc.(b)(c)	739	10,878
Recursion Pharmaceuticals, Inc., Class A(b)(c)	4,002	24,492
Regeneron Pharmaceuticals, Inc.(b)	2,636	1,752,255
REGENXBIO, Inc.(b)	1,088	22,892
Relay Therapeutics, Inc.(b)(c)	2,735	44,526
Repare Therapeutics, Inc. (Canada)(b)	1,055	9,685
Replimune Group, Inc.(b)	1,195	17,363
REVOLUTION Medicines, Inc.(b)(c)	1,858	31,549
Rhythm Pharmaceuticals, Inc.(b)	1,263	4,345
Rigel Pharmaceuticals, Inc.(b)	4,297	7,778
Rocket Pharmaceuticals, Inc.(b)(c)	1,617	19,161
Rubius Therapeutics, Inc.(b)	2,261	2,487
SAB Biotherapeutics, Inc.(c)	1,038	2,034
Sage Therapeutics, Inc.(b)	1,478	46,217
Sana Biotechnology, Inc.(b)(c)	4,757	24,403
Sangamo Therapeutics, Inc.(b)(c)	3,668	13,388
Sarepta Therapeutics, Inc.(b)(c)	2,186	159,185
Scholar Rock Holding Corp.(b)(c)	882	4,428
Seagen, Inc.(b)	4,609	625,349
Selecta Biosciences, Inc.(b)	2,935	2,589
Sensei Biotherapeutics, Inc.(b)	747	1,419
Sera Prognostics, Inc., Class A(b)(c)	723	1,005
Seres Therapeutics, Inc.(b)	2,314	7,173

See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Biotechnology-(continued)
Sesen Bio, Inc.(b)	4,823	$2,956
Shattuck Labs, Inc.(b)(c)	1,071	3,063
Silverback Therapeutics, Inc.(b)(c)	860	3,001
Solid Biosciences, Inc.(b)	2,667	1,520
Spectrum Pharmaceuticals, Inc.(b)	3,954	2,955
Spero Therapeutics, Inc.(b)	822	970
SpringWorks Therapeutics, Inc.(b)	1,235	23,391
Stoke Therapeutics, Inc.(b)	932	11,287
Summit Therapeutics, Inc.(b)	2,465	3,278
Surface Oncology, Inc.(b)(c)	1,126	2,083
Sutro Biopharma, Inc.(b)	1,170	5,090
Syndax Pharmaceuticals, Inc.(b)	1,331	21,962
Syros Pharmaceuticals, Inc.(b)	1,509	1,240
Talaris Therapeutics, Inc.(b)	1,044	8,989
Taysha Gene Therapies, Inc.(b)	959	2,445
TCR2 Therapeutics, Inc.(b)	910	2,111
Tenaya Therapeutics, Inc.(b)	1,042	6,981
Tonix Pharmaceuticals Holding Corp.(b)(c)	390	952
Travere Therapeutics, Inc.(b)	1,593	37,133
Turning Point Therapeutics, Inc.(b)	1,244	44,000
Twist Bioscience Corp.(b)	1,413	48,099
Ultragenyx Pharmaceutical, Inc.(b)	1,739	81,559
uniQure N.V. (Netherlands)(b)(c)	1,173	16,844
United Therapeutics Corp.(b)	1,133	260,975
UroGen Pharma Ltd.(b)(c)	576	3,064
Vanda Pharmaceuticals, Inc.(b)	1,407	13,831
Vaxcyte, Inc.(b)	1,419	34,042
Veracyte, Inc.(b)	1,793	31,521
Verastem, Inc.(b)	4,583	5,866
Vertex Pharmaceuticals, Inc.(b)	6,289	1,689,540
Verve Therapeutics, Inc.(b)(c)	1,199	18,177
Vir Biotechnology, Inc.(b)(c)	3,331	85,973
Viracta Therapeutics, Inc.(b)(c)	903	1,914
Vor BioPharma, Inc.(b)(c)	946	3,983
Werewolf Therapeutics, Inc.(b)(c)	663	2,513
Xencor, Inc.(b)(c)	1,487	33,205
Xenon Pharmaceuticals, Inc. (Canada)(b)	1,302	34,308
Y-mAbs Therapeutics, Inc.(b)(c)	1,089	13,547
Zai Lab Ltd., ADR (China)(b)(c)	1,779	51,769
Zentalis Pharmaceuticals, Inc.(b)	1,432	34,526
		18,625,609
Health Care Equipment & Supplies-0.95%
Bioventus, Inc., Class A(b)(c)	1,489	14,711
Novocure Ltd.(b)(c)	2,618	210,435
		225,146
Health Care Providers & Services-0.62%
23andMe Holding Co., Class A(b)(c)	5,305	15,915
Castle Biosciences, Inc.(b)	640	14,253
Guardant Health, Inc.(b)(c)	2,565	105,114
PetIQ, Inc.(b)(c)	727	12,475
		147,757
Life Sciences Tools & Services-5.94%
AbCellera Biologics, Inc. (Canada)(b)(c)	7,144	54,437
Absci Corp.(b)(c)	2,336	8,526
Adaptive Biotechnologies Corp.(b)(c)	3,561	27,847
Alpha Teknova, Inc.(b)(c)	692	5,294
Codex DNA, Inc.(b)(c)	723	2,878
Codexis, Inc.(b)	1,636	17,472
Compugen Ltd. (Israel)(b)(c)	2,177	4,027
Harvard Bioscience, Inc.(b)(c)	997	3,649
	Shares	Value
Life Sciences Tools & Services-(continued)
Illumina, Inc.(b)	3,114	$745,741
Maravai LifeSciences Holdings, Inc., Class A(b)	3,306	102,982
MaxCyte, Inc.(b)	2,523	11,631
Medpace Holdings, Inc.(b)	885	126,767
NanoString Technologies, Inc.(b)(c)	1,149	17,970
Nautilus Biotechnology, Inc.(b)(c)	3,120	11,419
Pacific Biosciences of California, Inc.(b)(c)	5,557	31,286
Personalis, Inc.(b)	1,128	4,467
Quantum-Si, Inc.(b)(c)	2,960	12,580
Rapid Micro Biosystems, Inc., Class A(b)(c)	862	4,319
Seer, Inc.(b)(c)	1,440	12,787
Singular Genomics Systems, Inc.(b)(c)	1,818	5,909
Syneos Health, Inc.(b)	2,612	193,001
		1,404,989
Pharmaceuticals-13.81%
Aclaris Therapeutics, Inc.(b)(c)	1,544	19,748
Aerie Pharmaceuticals, Inc.(b)	1,205	6,242
Amphastar Pharmaceuticals, Inc.(b)	1,199	44,531
Aquestive Therapeutics, Inc.(b)(c)	985	979
Arvinas, Inc.(b)	1,337	55,740
AstraZeneca PLC, ADR (United Kingdom)	14,754	980,846
ATAI Life Sciences N.V. (Germany)(b)	4,025	16,020
Atea Pharmaceuticals, Inc.(b)	2,094	16,501
Athira Pharma, Inc.(b)	948	8,608
Avadel Pharmaceuticals PLC, ADR(c)	1,462	3,231
Axsome Therapeutics, Inc.(b)(c)	960	24,000
Cara Therapeutics, Inc.(b)(c)	1,335	11,107
Clearside Biomedical, Inc.(b)	1,484	1,929
Collegium Pharmaceutical, Inc.(b)	830	12,965
Cymabay Therapeutics, Inc.(b)	2,124	4,163
Edgewise Therapeutics, Inc.(b)	1,231	7,694
Endo International PLC(b)	5,882	3,104
Esperion Therapeutics, Inc.(b)(c)	1,592	9,074
Evolus, Inc.(b)(c)	1,398	18,034
EyePoint Pharmaceuticals, Inc.(b)	851	8,212
Fulcrum Therapeutics, Inc.(b)	1,020	7,262
Harmony Biosciences Holdings, Inc.(b)(c)	1,472	64,179
Harrow Health, Inc.(b)	684	4,945
Hutchmed China Ltd., ADR (China)(b)	1,449	15,243
Ikena Oncology, Inc.(b)(c)	905	3,530
Innoviva, Inc.(b)	1,744	26,456
Intra-Cellular Therapies, Inc.(b)	2,331	133,799
Jazz Pharmaceuticals PLC(b)	1,537	230,058
KemPharm, Inc.(b)(c)	865	4,005
Landos Biopharma, Inc.(b)	986	716
Marinus Pharmaceuticals, Inc.(b)	931	4,515
Nektar Therapeutics, (Acquired 06/09/2021 - 03/03/2022; Cost $65,736)(b)(d)	4,602	16,015
NGM Biopharmaceuticals, Inc.(b)(c)	1,963	27,168
NRX Pharmaceuticals, Inc.(b)	1,712	958
Ocular Therapeutix, Inc.(b)(c)	1,934	6,053
Omeros Corp.(b)(c)	1,581	3,921
Optinose, Inc.(b)(c)	2,005	4,120
Pacira BioSciences, Inc.(b)	1,125	71,156
Paratek Pharmaceuticals, Inc.(b)(c)	1,230	2,325
Phathom Pharmaceuticals, Inc.(b)	978	7,012
Phibro Animal Health Corp., Class A	512	9,836
Pliant Therapeutics, Inc.(b)	911	5,129
Provention Bio, Inc.(b)(c)	1,581	6,514
Rain Therapeutics, Inc.(b)	465	1,079
Rani Therapeutics Holdings, Inc., Class A	620	7,068
Reata Pharmaceuticals, Inc., Class A(b)(c)	797	22,539

See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Pharmaceuticals-(continued)
Redhill Biopharma Ltd., ADR (Israel)(c)	1,326	$1,485
Relmada Therapeutics, Inc.(b)	693	13,021
Revance Therapeutics, Inc.(b)	1,800	24,624
Royalty Pharma PLC, Class A(c)	10,880	447,603
Sanofi, ADR (France)	6,951	370,141
SIGA Technologies, Inc.(c)	1,856	20,305
Supernus Pharmaceuticals, Inc.(b)	1,341	37,374
Terns Pharmaceuticals, Inc.(b)	618	1,069
TherapeuticsMD, Inc.(b)(c)	207	2,056
Theravance Biopharma, Inc.(b)	1,873	16,445
Tricida, Inc.(b)	1,384	11,543
Verrica Pharmaceuticals, Inc.(b)(c)	704	1,359
Viatris, Inc.	30,418	373,229
WaVe Life Sciences Ltd.(b)	1,413	1,978
Xeris Biopharma Holdings, Inc.(b)(c)	3,392	7,496
		3,268,057
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $32,196,352)		23,671,558
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.12%
Invesco Private Government Fund, 0.74%(e)(f)(g)	1,072,094	$1,072,094
Invesco Private Prime Fund, 0.87%(e)(f)(g)	2,506,902	2,507,152
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,579,074)		3,579,246
TOTAL INVESTMENTS IN SECURITIES-115.12% (Cost $35,775,426)		27,250,804
OTHER ASSETS LESS LIABILITIES-(15.12)%		(3,578,277)
NET ASSETS-100.00%		$23,672,527

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Restricted security. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$476,316	$(476,316)	$-	$-	$-	$3
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	262,268	8,698,819	(7,888,993)	-	-	1,072,094	1,345*
Invesco Private Prime Fund	611,959	17,272,449	(15,376,550)	172	(878)	2,507,152	3,666*
Total	$874,227	$26,447,584	$(23,741,859)	$172	$(878)	$3,579,246	$5,014

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco PHLX Semiconductor ETF (SOXQ)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Electronic Equipment, Instruments & Components-1.22%
II-VI Incorporated(b)	6,761	$422,563
IPG Photonics Corp.(b)	3,368	355,290
		777,853
Life Sciences Tools & Services-0.58%
Azenta, Inc.	4,771	365,649
Semiconductors & Semiconductor Equipment-98.15%
Advanced Micro Devices, Inc.(b)	45,543	4,639,010
Amkor Technology, Inc.	15,560	318,046
Analog Devices, Inc.	17,500	2,947,000
Applied Materials, Inc.	20,896	2,450,892
ASML Holding N.V., New York Shares (Netherlands)	4,216	2,429,639
Broadcom, Inc.	9,558	5,544,883
Entegris, Inc.	8,601	954,367
Intel Corp.	117,747	5,230,322
KLA Corp.	8,047	2,935,948
Lam Research Corp.	5,006	2,603,270
Lattice Semiconductor Corp.(b)	8,747	455,019
Marvell Technology, Inc.	41,036	2,427,279
Microchip Technology, Inc.	35,314	2,565,562
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Micron Technology, Inc.	31,555	$2,330,021
Monolithic Power Systems, Inc.	2,959	1,332,704
NVIDIA Corp.	23,038	4,301,655
NXP Semiconductors N.V. (China)	14,774	2,803,514
ON Semiconductor Corp.(b)	27,457	1,666,091
Power Integrations, Inc.	3,762	317,438
Qorvo, Inc.(b)	6,886	769,510
QUALCOMM, Inc.	32,662	4,677,852
Silicon Laboratories, Inc.(b)	2,436	363,354
Skyworks Solutions, Inc.	10,412	1,133,554
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	26,208	2,497,622
Teradyne, Inc.	10,306	1,126,034
Texas Instruments, Inc.	16,530	2,921,843
Wolfspeed, Inc.(b)	7,847	590,330
		62,332,759
TOTAL INVESTMENTS IN SECURITIES-99.95% (Cost $70,665,072)		63,476,261
OTHER ASSETS LESS LIABILITIES-0.05%		33,104
NET ASSETS-100.00%		$63,509,365

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$763	$554,808	$(555,571)	$-	$-	$-	$17
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	105,927	2,125,412	(2,231,339)	-	-	-	80*
Invesco Private Prime Fund	247,162	4,636,709	(4,883,588)	-	(283)	-	316*
Total	$353,852	$7,316,929	$(7,670,498)	$-	$(283)	$-	$413

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Solar ETF (TAN)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Building Products-0.77%
Luoyang Glass Co. Ltd., H Shares (China)(b)(c)(d)	11,342,147	$17,608,370
Chemicals-2.74%
Hanwha Solutions Corp. (South Korea)(c)	1,970,191	62,185,547
Construction & Engineering-0.57%
ReneSola Ltd., ADR (China)(c)(d)	2,723,906	12,993,031
Electrical Equipment-9.64%
Array Technologies, Inc.(c)(d)	4,661,579	51,650,296
Shoals Technologies Group, Inc., Class A(c)(d)	3,175,757	49,541,809
Soltec Power Holdings S.A. (Spain)(c)(d)	2,017,380	9,366,291
Sunrun, Inc.(c)(d)	4,144,327	108,249,821
		218,808,217
Independent Power and Renewable Electricity Producers-22.60%
Atlantica Sustainable Infrastructure PLC (Spain)	1,889,719	61,699,325
Azure Power Global Ltd. (India)(c)(d)	1,033,648	15,360,009
Beijing Enterprises Clean Energy Group Ltd. (China)(c)	1,053,548,848	11,145,752
Doral Group Renewable Energy Resources Ltd. (Israel)(c)(d)	3,434,904	11,026,930
Encavis AG (Germany)	3,184,025	68,865,835
Energix-Renewable Energies Ltd. (Israel)(d)	5,663,433	17,177,637
Enlight Renewable Energy Ltd. (Israel)(c)(d)	16,960,154	30,966,752
GCL New Energy Holdings Ltd. (China)(c)	556,435,538	11,135,023
Grenergy Renovables S.A. (Spain)(c)(d)	364,288	15,266,333
Neoen S.A. (France)(c)(d)(e)	916,871	38,217,343
OY Nofar Energy Ltd. (Israel)(c)	750,478	20,078,405
RENOVA, Inc. (Japan)(c)(d)	1,463,541	21,706,528
Scatec ASA (South Africa)(e)	2,297,823	23,220,950
Solaria Energia y Medio Ambiente S.A. (Spain)(c)	2,134,268	49,567,756
Sunnova Energy International, Inc.(c)(d)	2,635,868	52,717,360
West Holdings Corp. (Japan)(d)	590,811	21,309,519
Xinyi Energy Holdings Ltd. (China)(d)	79,602,030	43,831,315
		513,292,772
Mortgage REITs-2.27%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(d)	1,353,983	51,546,133
	Shares	Value
Semiconductors & Semiconductor Equipment-61.36%
Canadian Solar, Inc. (Canada)(c)(d)	1,574,281	$50,471,449
Daqo New Energy Corp., ADR (China)(c)(d)	2,001,972	97,896,431
Enphase Energy, Inc.(c)	1,382,388	257,386,822
First Solar, Inc.(c)(d)	1,900,173	134,171,215
Flat Glass Group Co. Ltd., H Shares (China)(b)(d)	12,247,224	50,967,983
GCL Technology Holdings Ltd. (China)(c)(d)	418,956,497	150,589,483
Gigasolar Materials Corp. (Taiwan)	2,181,000	11,121,034
JinkoSolar Holding Co. Ltd., ADR (China)(b)(c)(d)	1,506,155	92,282,117
Maxeon Solar Technologies Ltd.(c)(d)	1,245,124	14,891,683
Meyer Burger Technology AG (Switzerland)(b)(c)(d)	73,563,590	34,443,002
Motech Industries, Inc. (Taiwan)(b)	17,017,000	17,295,487
SMA Solar Technology AG (Germany)(d)	682,786	32,300,162
SolarEdge Technologies, Inc.(c)	735,585	200,660,232
SunPower Corp.(c)(d)	2,524,431	44,606,696
TSEC Corp. (Taiwan)(b)(c)	19,016,000	24,339,170
United Renewable Energy Co. Ltd. (Taiwan)(c)	50,177,458	36,822,734
Xinyi Solar Holdings Ltd. (China)	80,233,868	142,968,877
		1,393,214,577
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $2,761,616,342)		2,269,648,647
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.65%
Invesco Private Government Fund, 0.74%(b)(f)(g)	167,889,832	167,889,832
Invesco Private Prime Fund, 0.87%(b)(f)(g)	391,703,771	391,742,949
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $559,565,936)		559,632,781
TOTAL INVESTMENTS IN SECURITIES-124.60% (Cost $3,321,182,278)		2,829,281,428
OTHER ASSETS LESS LIABILITIES-(24.60)%		(558,580,440)
NET ASSETS-100.00%		$2,270,700,988

See accompanying notes which are an integral part of this schedule.

Invesco Solar ETF (TAN)—(continued)
May 31, 2022
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,392,028	$117,658,460	$(140,050,488)	$-	$-	$-	$1,333
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	248,743,131	722,546,309	(803,399,608)	-	-	167,889,832	213,845*
Invesco Private Prime Fund	581,927,213	1,511,273,534	(1,701,308,949)	66,840	(215,689)	391,742,949	713,670*
Investments in Other Affiliates:
Anji Technology Co. Ltd.	9,755,635	-	(8,186,704)	5,725,615	(7,294,546)	-	-
Beam Global***	12,568,322	11,132,094	(13,900,132)	6,105,562	(15,905,846)	-	-
Luoyang Glass Co. Ltd., H Shares**	31,425,445	9,606,405	(21,120,174)	(8,440,349)	6,137,043	17,608,370	-
Motech Industries, Inc.**	24,899,702	11,639,507	(19,084,946)	2,915,603	(3,074,379)	17,295,487	-
Sunworks Inc	11,990,259	6,174,372	(9,561,308)	8,325,754	(16,929,077)	-	-
TSEC Corp.**	28,150,071	15,094,393	(24,654,548)	6,818,482	(1,069,228)	24,339,170	-
Total	$971,851,806	$2,405,125,074	$(2,741,266,857)	$21,517,507	$(38,351,722)	$618,875,808	$928,848

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of May 31, 2022, this security was not considered as an affiliate of the Fund.
***	As of August 31, 2021, this security was not considered as an affiliate of the Fund.

(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at May 31, 2022.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $61,438,293, which represented 2.71% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	27.81%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022, for each Fund (except for PHLX Semiconductor ETF). As of May 31, 2022, all of the securities in PHLX Semiconductor ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Nasdaq Biotechnology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$23,671,558	$-	$-	$23,671,558
Money Market Funds	-	3,579,246	-	3,579,246
Total Investments	$23,671,558	$3,579,246	$-	$27,250,804
Invesco Solar ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,269,648,647	$-	$-	$2,269,648,647
Money Market Funds	-	559,632,781	-	559,632,781
Total Investments	$2,269,648,647	$559,632,781	$-	$2,829,281,428
A reconciliation of Level 3 investments is presented when a Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended May 31, 2022:
	Value 08/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 05/31/22
Solar ETF
Common Stocks & Other Equity Interests	$44,976,464	$-	$(56,209,102)	$–	$38,905,753	$(27,673,115)	$–	$-	$-